Going Concern Matters and Realization of Assets (Details) - USD ($)			3 Months Ended		12 Months Ended
	May 16, 2023	Mar. 02, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 17, 2023
Going Concern Matters and Realization of Assets
Accumulated deficit			$ (41,622,169)		$ (37,763,447)	$ (24,072,500)
Cash used in operating activities			$ (2,882,377)	$ (3,680,609)	$ (8,419,553)	$ (9,167,965)
Subsequent Events
Going Concern Matters and Realization of Assets
Number of common stock shares sold	2,374,641	4,137,931
Offering price per share		$ 7.25					$ 7.25